Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value
Our significant financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2018 are as follows:

		December 31, 2019
($ thousands)	Balance Sheet Location	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Derivative assets	Other current and other non-current assets	—	8,317	2,471	10,788
Equity investments	Other non-current assets	7,769	—	15,098	22,867

Liabilities:
Derivative liabilities	Other current and other non-current liabilities	—	6,425	—	6,425

		December 31, 2018
($ thousands)	Balance Sheet Location	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Restricted cash equivalents	Restricted cash and cash equivalents	56,550	—	—	56,550
Derivative assets	Other current and other non-current assets	—	7,317	2,519	9,836
Equity investments	Other non-current assets	6,585	—	13,509	20,094

Liabilities:
Derivative liabilities	Other current and other non-current liabilities	—	25,473	—	25,473

Schedule of Fair Value Hierarchy for Financial Assets and Liabilities not Measured at Fair Value
The carrying amounts and fair value hierarchy classification of our significant financial assets and liabilities not carried at fair value as of December 31, 2019 and 2018 are as follows:

	December 31, 2019
($ thousands)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Customer financing receivables, net	349,103	—	—	349,686	349,686

Liabilities:
Jackpot liabilities	234,827	—	—	230,363	230,363
Debt (1)	8,062,816	—	8,589,939	—	8,589,939

	December 31, 2018
($ thousands)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Customer financing receivables, net	258,627	—	—	260,857	260,857

Liabilities:
Jackpot liabilities	254,567	—	—	229,089	229,089
Debt (1)	7,996,073	—	8,089,154	—	8,089,154

(1) Debt excludes short-term borrowings and swap adjustments